Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Other income	$ 2,465,391	$ 3,403,310	$ 823,927
Revenues	147,479,980	183,725,820	97,019,878
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	20,153,955	21,738,874	26,331,752
Bareboat Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	0	1,906,328
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 124,860,634	$ 158,583,636	$ 67,957,871